UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if amendment |X|; Amendment Number: |1|

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holdings entries

Institutional Investment Manager Filing this report:

Name:   Greenhaven Associates, Inc.
        Three Manhattanville Road
        Purchase, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris A. Wachenheim
Title:  Vice President
Phone:  914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim                Purchase, NY               April 17,2002
------------------------                ------------               -------------
      [Signature]                       [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                Name

____________________________        ______________________________
[Repeat as necessary.]

                            13F as of March 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                      COL 1         COL 2      COL 3      COL 4       CO 5             COL 6                   COL 7
-----------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF               VALUE     PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
                 NAME OF ISSUER     CLASS      CUSIP      $000       AMOUNT       SOLE       OTHER        SOLE              NONE
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated (ABY)          COMMON   003924107     26,442   2,971,000     331,500   2,639,500     331,500         2,639,500
Alberta Energy (AOG)                COMMON   012873105    167,281   3,810,500     522,200   3,288,300     522,200         3,288,300
Alcan Aluminum (AL)                 COMMON   013716105     87,317   2,203,300      60,000   2,143,300      60,000         2,143,300
Alcoa Inc (AA)                      COMMON   013817101     58,489   1,549,778               1,549,778                     1,549,778
Burlington Northern Santa Fe (BNI)  COMMON   12189T104     30,023     994,800                 994,800                       994,800
Centex Construction Products (CXP)  COMMON   15231R109      2,391      60,100      44,100      16,000      44,100            16,000
Centex Corp (CTX)                   COMMON   152312104    215,110   4,142,300   1,237,000   2,905,300   1,237,000         2,905,300
Century Aluminum (CENX)             COMMON   156431108     15,933     980,500     469,000     511,500     469,000           511,500
Cleveland Cliffs (CLF)              COMMON   185896107      6,585     299,300      35,500     263,800      35,500           263,800
D R Horton Inc (DHI)                COMMON   23331A109     44,156   1,171,236               1,171,236                     1,171,236
Deere & Company (DE)                COMMON   244199105    159,612   3,504,100     523,000   2,981,100     523,000         2,981,100
Del Laboratories, Inc (DLI)         COMMON   245091103      2,198     114,975     114,975                 114,975
Dow Chemical Co (DOW)               COMMON   260543103     49,594   1,515,700               1,515,700                     1,515,700
Equity Office Properties (EOP)      COMMON   294741103      1,124      37,480                  37,480                        37,480
Finlay Enterprises (FNLY)           COMMON   317884203      2,526     210,500     210,500                 210,500
Franklin Covey Co (FC)              COMMON   353469109        123      48,000                  48,000                        48,000
Frontline Limited (FRO)             COMMON   G3682E127     14,371   1,283,150     790,400     492,750     790,400           492,750
Genesis Energy LP (GEL)             COMMON   371927104      1,241     427,800     270,300     157,500     270,300           157,500
Gentiva Health Services (GTIV)      COMMON   37247A102      7,923     320,000     320,000                 320,000
Hovnanian Enterprises (HOV)         COMMON   442487203      5,052     190,000     134,000      56,000     134,000            56,000
KB HOME  (KBH)                      COMMON   48666K109      8,441     194,500       6,000     188,500       6,000           188,500
Kellwood Company (KWD)              COMMON   488044108     14,457     595,200     161,900     433,300     161,900           433,300
Kerr-McGee Corp (KMG)               COMMON   492386107      5,028      80,000                  80,000                        80,000
Lennar Corporation (LEN)            COMMON   526057104     65,961   1,250,200      24,000   1,226,200      24,000         1,226,200
Longview Fibre (LFB)                COMMON   543213102      1,380     134,000                 134,000                       134,000
Mack-Cali Realty Corp (CLI)         COMMON   554489104        659      19,000                  19,000                        19,000
Methanex Corp (MEOH)                COMMON   59151K108     21,214   2,862,847     529,875   2,332,972     529,875         2,332,972
Morgan Stanley Asia Pac (APF)       COMMON   61744U106      2,168     255,115                 255,115                       255,115
MPS Group, Inc. (MPS)               COMMON   553409103      2,078     237,500     160,000      77,500     160,000            77,500
Nova Chemicals Corp (NCX)           COMMON   66977W109     23,785     951,000     117,500     833,500     117,500           833,500
Omega Protein (OME)                 COMMON   68210P107      1,418     450,000     450,000                 450,000
OMI Corp (OMM)                      COMMON   Y6476W104      8,458   2,114,500   1,614,500     500,000   1,614,500           500,000
Pope & Talbot (POP)                 COMMON   732827100        315      21,500                  21,500                        21,500
Pulte Homes Inc. (PHM)              COMMON   745867101    144,177   3,013,100   1,180,000   1,833,100   1,180,000         1,833,100
COLUMN TOTAL                                            1,197,028


Greenhaven Associates
Purchase, New York                Page 1 of 2

                            13F as of March 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                      COL 1         COL 2      COL 3      COL 4       CO 5             COL 6                   COL 7
-----------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF               VALUE     PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
                 NAME OF ISSUER     CLASS      CUSIP      $000       AMOUNT       SOLE       OTHER        SOLE              NONE
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty (RA)      COMMON   75621K106        498      20,200                  20,200                        20,200
Ryder Systems Inc. (R)              COMMON   783549108    127,698   4,322,900   1,228,800   3,094,100   1,228,800         3,094,100
Snap-On (SNA)                       COMMON   833034101     45,242   1,328,700      99,600   1,229,100      99,600         1,229,100
Stolt Offshore SA  (SOSA)           COMMON   861567105      9,739   1,148,500     936,000     212,500     936,000           212,500
Stolt-Nielsen S.A. (SNSA)           COMMON   861565109        458      27,000                  27,000                        27,000
Teekay Shipping Corp (TK)           COMMON   Y8564W103     37,510     984,000     297,200     686,800     297,200           686,800
Toll Brothers, Inc. (TOL)           COMMON   889478103     16,730     335,600                 335,600                       335,600
UnumProvident Corp (UNM)            COMMON   91529Y106    108,167   3,872,800     402,500   3,470,300     402,500         3,470,300
COLUMN TOTAL                                              346,043
GRAND TOTAL                                             1,543,071


Greenhaven Associates
Purchase, New York                Page 2 of 2